Income Taxes - SRA (Details) - SRA Companies, Inc. - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Deferred provision (benefit)
Total income tax expense	$ (2,593)	$ (2,028)	$ (7,071)	$ (16,286)	$ (60,169)
Successor
Current provision (benefit)
Federal			(4,023)	1,605	986
State			1,718	905	(509)
Deferred provision (benefit)
Federal			(2,540)	(15,379)	(52,115)
State			(2,226)	(3,417)	(8,531)
Total income tax expense			$ (7,071)	$ (16,286)	$ (60,169)